UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/18 (Unaudited)

REPURCHASE AGREEMENTS (38.5%)(a)
			Principal amount	Value

Interest in $118,000,000 joint tri-party repurchase agreement dated 6/29/18 with BNP Paribas due 7/2/18 - maturity value of $99,017,490 for an effective yield of 2.120% (collateralized by various U.S. Treasury notes and bonds and various mortgage backed securities with coupon rates ranging from 1.375% to 6.000% and due dates ranging from 1/31/20 to 5/1/56, valued at $120,381,264)			$99,000,000	$99,000,000

Interest in $362,000,000 joint tri-party repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc. due 7/2/18 - maturity value of $98,685,431 for an effective yield of 2.120% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.125% to 1.750% and due dates ranging from 8/31/19 to 8/31/23, valued at $369,240,001)			98,668,000	98,668,000

Interest in $236,577,000 joint tri-party repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 7/2/18 - maturity value of $98,017,232 for an effective yield of 2.110% (collateralized by various mortgage backed securities with coupon rates ranging from 2.206% to 4.500% and due dates ranging from 2/1/33 to 6/1/48, valued at $241,308,540)			98,000,000	98,000,000

Total repurchase agreements (cost $295,668,000)				$295,668,000

CERTIFICATES OF DEPOSIT (27.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA FRN	2.401	10/3/18	$4,000,000	$4,000,000

Bank of America, NA FRN	2.128	8/21/18	8,000,000	8,000,000

Bank of Montreal/Chicago, IL FRN (Canada)	2.361	2/25/19	7,500,000	7,500,000

Bank of Montreal/Chicago, IL FRN (Canada)	2.246	7/12/18	4,000,000	4,000,002

Bank of Montreal/Chicago, IL FRN (Canada)	2.226	7/9/18	8,500,000	8,499,998

Bank of Nova Scotia/Houston FRN	2.487	9/14/18	4,500,000	4,500,000

BNP Paribas SA/New York, NY FRN (France)	2.435	9/17/18	3,500,000	3,501,454

BNP Paribas SA/New York, NY FRN (France)	2.285	7/16/18	4,000,000	4,000,047

Canadian Imperial Bank of Commerce/New York, NY FRN	2.342	12/28/18	6,500,000	6,500,000

Citibank, NA	2.330	10/23/18	7,500,000	7,500,000

Citibank, NA FRN	2.364	8/30/18	8,000,000	8,000,000

Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.462	10/1/18	8,000,000	8,000,000

Credit Suisse AG/New York, NY FRN	2.345	7/18/18	4,000,000	3,999,888

Lloyds Bank PLC/New York, NY FRN (United Kingdom)	2.266	8/13/18	8,000,000	8,000,000

Mitsubishi UFJ Trust & Banking Corp./NY FRN	2.384	8/22/18	7,000,000	7,000,000

Mizuho Bank, Ltd./NY	2.340	7/6/18	3,250,000	3,250,000

Mizuho Bank, Ltd./NY FRN	2.384	8/21/18	4,000,000	4,000,650

Nordea Bank AB/New York, NY	2.170	8/27/18	8,000,000	8,000,000

Nordea Bank AB/New York, NY FRN	2.457	3/14/19	4,000,000	4,000,000

Nordea Bank AB/New York, NY FRN	2.401	5/21/19	7,500,000	7,499,746

Royal Bank of Canada/New York, NY FRN (Canada)	2.255	12/7/18	3,000,000	3,000,000

Skandinaviska Enskilda Banken AB/New York, NY FRN	2.415	10/17/18	5,000,000	5,000,000

Skandinaviska Enskilda Banken AB/New York, NY FRN	2.196	7/10/18	6,000,000	6,000,000

Societe Generale/New York, NY FRN (France)	2.246	7/9/18	4,000,000	3,999,970

State Street Bank & Trust Co.	2.230	8/30/18	7,750,000	7,750,000

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.417	8/13/18	8,000,000	8,000,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	2.291	2/4/19	7,000,000	7,000,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	2.173	9/6/18	5,500,000	5,500,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	2.141	7/2/18	8,000,000	7,999,996

Swedbank AB/New York FRN	2.213	11/6/18	7,000,000	7,000,000

U.S. Bank, NA/Cincinnati, OH	2.093	7/23/18	8,000,000	8,000,000

Wells Fargo Bank, NA FRN	2.335	11/16/18	7,000,000	7,000,000

Wells Fargo Bank, NA FRN	2.305	11/15/18	2,500,000	2,500,000

Wells Fargo Bank, NA FRN	2.215	8/7/18	4,000,000	4,000,000

Wells Fargo Bank, NA FRN	2.136	7/2/18	7,000,000	7,000,002

Westpac Banking Corp./NY (Australia)	2.100	7/20/18	2,600,000	2,599,158

Total certificates of deposit (cost $212,100,911)				$212,100,911

COMMERCIAL PAPER (23.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	2.331	10/16/18	$4,000,000	$4,000,000

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	2.275	3/7/19	3,000,000	2,999,859

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	2.151	8/29/18	8,000,000	7,999,993

BPCE SA (France)	2.344	7/9/18	4,000,000	3,997,929

BPCE SA (France)	2.314	9/6/18	3,750,000	3,733,948

Canadian Imperial Bank of Commerce (Canada)	2.221	11/5/18	5,400,000	5,400,000

Commonwealth Bank of Australia 144A (Australia)	2.201	11/9/18	12,344,000	12,343,824

Commonwealth Bank of Australia 144A (Australia)	2.161	7/23/18	2,500,000	2,500,042

Credit Agricole Corporate and Investment Bank/New York (France)	1.911	7/2/18	3,750,000	3,749,801

Danske Corp. (Denmark)	2.295	8/13/18	7,300,000	7,280,109

DnB Bank ASA (Norway)	2.265	8/24/18	5,000,000	4,983,125

DnB Bank ASA (Norway)	2.161	7/30/18	7,750,000	7,750,000

HSBC Bank PLC 144A (United Kingdom)	2.201	11/5/18	3,750,000	3,750,000

ING (U.S.) Funding, LLC	2.237	7/13/18	4,000,000	4,000,180

ING (U.S.) Funding, LLC	2.236	7/9/18	4,000,000	4,000,120

Lloyds Bank PLC (United Kingdom)	2.275	12/7/18	7,500,000	7,500,000

MUFG Bank, Ltd./New York, NY (Japan)	2.056	7/9/18	5,750,000	5,747,381

National Australia Bank, Ltd. (Australia)	2.161	8/1/18	12,000,000	12,000,000

National Bank of Canada (Canada)	2.389	7/16/18	1,190,000	1,188,825

National Bank of Canada (Canada)	2.335	1/18/19	7,750,000	7,750,000

Nationwide Building Society 144A (United Kingdom)	2.283	9/11/18	3,750,000	3,732,975

NRW.Bank (Germany)	2.127	8/17/18	2,600,000	2,592,804

NRW.Bank (Germany)	2.067	7/13/18	4,000,000	3,997,253

Skandinaviska Enskilda Banken AB (Sweden)	1.739	7/17/18	1,735,000	1,733,674

Svenska Handelsbanken AB (Sweden)	1.472	7/5/18	2,750,000	2,749,555

Swedbank AB (Sweden)	2.068	7/19/18	3,100,000	3,096,807

Swedbank AB (Sweden)	1.911	7/2/18	5,250,000	5,249,721

Toronto-Dominion Bank (The) (Canada)	2.271	2/8/19	7,750,000	7,750,000

Toronto-Dominion Bank (The) (Canada)	2.251	1/11/19	4,500,000	4,500,000

Toronto-Dominion Bank (The) (Canada)	2.171	7/24/18	4,000,000	3,999,964

UBS AG/London 144A (United Kingdom)	2.211	7/25/18	7,750,000	7,750,000

Westpac Banking Corp. (Australia)	2.263	7/26/18	1,200,000	1,198,125

Westpac Banking Corp. 144A (Australia)	2.231	1/3/19	5,000,000	5,000,026

Westpac Banking Corp. 144A (Australia)	2.191	10/5/18	7,000,000	7,000,011

Westpac Banking Corp. 144A (Australia)	2.161	8/2/18	6,000,000	6,000,046

Total commercial paper (cost $179,026,097)				$179,026,097

ASSET-BACKED COMMERCIAL PAPER (10.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization, LLC	2.303	9/13/18	$3,750,000	$3,732,348

Bedford Row Funding Corp.	2.221	11/5/18	7,500,000	7,500,000

Bedford Row Funding Corp.	1.629	7/13/18	2,090,000	2,088,878

CAFCO, LLC	2.275	9/17/18	3,750,000	3,731,638

Chariot Funding, LLC	2.369	10/22/18	7,500,000	7,444,677

Collateralized Commercial Paper Co., LLC	2.401	9/12/18	4,000,000	4,000,000

Collateralized Commercial Paper II Co., LLC 144A	2.391	10/18/18	7,000,000	7,000,218

Collateralized Commercial Paper II Co., LLC 144A	2.359	10/4/18	4,000,000	3,975,300

CRC Funding, LLC	2.283	8/7/18	3,700,000	3,691,368

Fairway Finance Co., LLC (Canada)	2.263	8/20/18	3,200,000	3,190,000

Liberty Street Funding, LLC (Canada)	2.368	10/10/18	7,500,000	7,450,552

MetLife Short Term Funding, LLC	2.274	9/17/18	7,190,000	7,154,793

Old Line Funding, LLC	2.294	7/18/18	4,000,000	3,995,693

Old Line Funding, LLC	2.283	9/13/18	7,750,000	7,713,838

Regency Markets No. 1, LLC	2.003	7/12/18	4,000,000	3,997,556

Thunder Bay Funding, LLC	2.349	9/10/18	5,400,000	5,375,186

Total asset-backed commercial paper (cost $82,042,045)				$82,042,045

TOTAL INVESTMENTS

Total investments (cost $768,837,053)				$768,837,053

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $768,871,551.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	65.8%
	Canada	8.3
	Australia	8.3
	Sweden	4.3
	United Kingdom	4.0
	France	3.0
	Japan	1.8
	Norway	1.7
	Netherlands	1.0
	Denmark	0.9
	Germany	0.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $301,599,201, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$82,042,045	$—
Certificates of deposit	—	212,100,911	—
Commercial paper	—	179,026,097	—
Repurchase agreements	—	295,668,000	—

Totals by level	$—	$768,837,053	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018